Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable
Schedule of accounts receivable

	December 31,
	2023		2022		2021
Receivables	Ps.	1,315,385	Ps.	1,278,510	Ps.	1,106,002
Allowance for doubtful accounts (note 7 b.)		(16,986)		(12,400)		(20,332)
	Ps.	1,298,399	Ps.	1,266,110	Ps.	1,085,670

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2023	2022	2021
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	36.3	31.3	35.8
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	21.0	27.0	24.0
Aerolitoral, S. A. de C. V.	5.3	9.0	8.8
Aerovías de México, S. A. de C.V.	13.0	11.9	10.4

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2023	2022	2021
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	6.1	6.9	8.1
Aeroenlaces Nacionales, S. A. de C. V.	30.9	27.6	28.5
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	18.8	20.1	19.3
Aerovías de México, S. A. de C. V.	9.8	8.3	6.8

Schedule of changes in allowance for doubtful accounts

	December 31,
	2023		2022		2021

Beginning balance	Ps.	12,400	Ps.	20,332	Ps.	20,759
Increase		5,767		4,711		646
Cancellation		—		(12,643)		—
Write-off		(1,181)		—		(1,073)
Ending balance	Ps.	16,986	Ps.	12,400	Ps.	20,332

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	1,232,117	Ps.	83,268	Ps.	1,315,385
Collateral		2,322,645		30,650		2,353,295

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	12,004	Ps.	396	Ps.	12,400
Increase (decrease) in the provision		5,888		(121)		5,767
Write-off		(1,181)		—		(1,181)
Ending balance	Ps.	16,711	Ps.	275	Ps.	16,986